Significant accounting policies (Details) $ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2019 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of quantitative information about leases for lessee [abstract]
Right-of-use assets	$ 231,817		$ 11,169	$ 210,788	$ 0	$ 0
Equipment reclassifications, net	18,475
Depreciation, right-of-use assets		$ 37,269
Interest expense on lease liabilities		22,983
Increase (Decrease) in lease expenses		43,900
Increase (Decrease) net cash flow from operating activities		$ 19,791
IFRS 16
Disclosure of quantitative information about leases for lessee [abstract]
Right-of-use assets	213,342
Lease liabilities	$ 213,342
Improvement in leased assets
Property, leasehold improvements and equipment, net
Useful Life (years)		20 years
Machinery and equipment
Property, leasehold improvements and equipment, net
Useful Life (years)		10 years
Furniture and office equipment
Property, leasehold improvements and equipment, net
Useful Life (years)		10 years
Transportation equipment
Property, leasehold improvements and equipment, net
Useful Life (years)		4 years
Computer equipment
Property, leasehold improvements and equipment, net
Useful Life (years)		3 years 3 months 18 days